GUIDESTONE FUNDS
Supplement dated September 16, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  SUB-ADVISER CHANGE FOR THE MEDIUM-DURATION BOND FUND
Effective on September 16, 2024, or as soon as practicable thereafter, Western Asset Management Company, LLC (“Western Asset”) will no longer serve as a sub-adviser to the Medium-Duration Bond Fund. Upon effectiveness, all references to Western Asset are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i

GUIDESTONE FUNDS
Supplement dated September 16, 2024
to
Statement of Additional Information (“SAI”) dated May 1, 2024
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  SUB-ADVISER CHANGE FOR THE MEDIUM-DURATION BOND FUND
Effective on September 16, 2024, or as soon as practicable thereafter, Western Asset Management Company, LLC (“Western Asset”) will no longer serve as a sub-adviser to the Medium-Duration Bond Fund. Upon effectiveness, all references to Western Asset are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i